Trade and other payables (Tables)	12 Months Ended
Sep. 30, 2022
Trade and other payables
Schedule of trade and other payables

	30 September	30 September
	2022	2021	2020
	$'000	$'000	$'000
Current liabilities
Trade payables	17,478	9,748	257
Other tax and social security	633	410	331
Other creditors	516	1,019	42
Accruals	3,803	3,236	196
Deferred income	225	2,656	1,560
Total	22,655	17,069	2,386

	2022	2021	2020
	$'000	$'000	$'000
Non-current Liabilities
Deferred government grants	4,183	2,460	534
	4,183	2,460	534